Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000005434
Average Annual Return [Line Items]
Average Annual Return, Percent	10.14%	5.41%			10.48%
Without Sales Load [Member] | C000170855
Average Annual Return [Line Items]
Average Annual Return, Percent	9.87%	5.12%	10.67%
Without Sales Load [Member] | C000169956
Average Annual Return [Line Items]
Average Annual Return, Percent	10.32%	5.56%		11.50%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%			14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.74%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.69%
MSCI US Small Cap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.72%	4.98%			10.98%
MSCI US Small Cap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.72%	4.98%	11.53%
MSCI US Small Cap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.72%	4.98%		11.86%